Government Grants - Summary of Details of Government Grants (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025		Dec. 31, 2024
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 6,904	[1]	€ 7,216
Current liability	€ 555	[1]	585
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 472		530
Current liability	€ 38		43
Flexener [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 21		48
Current liability	€ 2		4
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 275		303
Current liability	€ 22		25
Alt impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 336		356
Current liability	€ 27		29
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 42		49
Current liability	€ 3		4
Accio creaci lloc treballs [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 100		101
Current liability	€ 8		8
Hermes Estudios [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 518		591
Current liability	€ 42		48
Hermes Desarrollo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 1,182		1,232
Current liability	€ 95		100
Hermes Formacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 135		142
Current liability	€ 11		11
Top Gun [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 24		26
Current liability	€ 2		2
Torres Quevedo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia Estatal de Investigación
Non-current liability	€ 66		71
Current liability	€ 5		6
ILIOS PERTE VEC 2 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 2,870		2,900
Current liability	€ 230		235
GRID FORMING LOAD [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	European Climate, Infrastructure and Environment Executive Agency (CINEA)
Non-current liability	€ 368		371
Current liability	€ 30		30
REDWDS USA [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	California Energy Commission
Non-current liability	€ 495		496
Current liability	€ 40		€ 40

[1]	Unaudited